INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 2,027,185	$ 1,800,705
Offsetting presentation	(279,380)	(336,819)
Net Effect	1,747,805	1,463,886	$ 1,360,187
Property, Plant and Equipment [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	1,281,546	1,020,282
Financial Instruments [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	25,334	26,755
Biological Assets [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	605,166	644,348
Inventory [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	46,336	32,567
Prepaid Expenses [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	38,088	42,319
Intangible [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	12,511	14,826
Other Taxable Temporary Differences [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 18,204	$ 19,608